Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,500,683	$ 1,906,222	$ 3,953,635
Less: allowance for credit losses	(659,759)	(669,974)
Subtotal accounts receivable, net	840,924	1,236,248	3,555,332
Total accounts receivable, net	1,121,225	1,541,917	3,693,945
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		0	462,114
Accounts receivable - related parties	280,301	305,669
Total accounts receivable, net	$ 280,301	$ 305,669